Loans - Summary of Allowance for Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Oct. 31, 2022
Disclosure of detailed information about borrowings [line items]
ECL allowances recognized	$ 3,581	$ 3,371	$ 2,955
Expected credit loss allowance on debt securities classified at amortized cost	21	14	13	$ 15
Canadian Costco credit card portfolio [member]
Disclosure of detailed information about borrowings [line items]
ECL allowances recognized			63
Stage 3 [member] | Financial assets at amortised cost, class [member]
Disclosure of detailed information about borrowings [line items]
Expected credit loss allowance on debt securities classified at amortized cost	$ 15	$ 12	$ 11